T. ROWE PRICE Institutional Emerging Markets Bond Fund
March 31, 2023 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 1.6%
Government Bonds 1.6%
Republic of Albania, 3.50%, 6/16/27
(EUR)  1,960,000 1,927
Republic of Albania, 3.50%,
11/23/31 (EUR) (1) 1,925,000 1,737
Republic of Albania, 3.50%,
11/23/31 (EUR)  2,270,000 2,048
Total Albania (Cost
$6,612
)
5,712
ANGOLA 1.9%
Government Bonds 1.9%
Republic of Angola, 8.00%,
11/26/29 (USD)  1,860,000 1,600
Republic of Angola, 8.25%, 5/9/28
(USD)  3,840,000 3,407
Republic of Angola, 8.75%, 4/14/32
(USD) (1) 530,000 449
Republic of Angola, 9.125%,
11/26/49 (USD)  1,700,000 1,321
Total Angola (Cost
$7,078
)
6,777
ARGENTINA 1.0%
Government Bonds 1.0%
Republic of Argentina, STEP, 0.50%,
7/9/30 (USD)  1,610,121 471
Republic of Argentina, STEP, 1.50%,
7/9/35 (USD)  2,600,026 682
Republic of Argentina, STEP,
3.875%, 1/9/38 (USD)  7,020,959 2,212
Republic of Argentina, Series $GDP,
0.00%, 12/15/35 (USD) (2)(3) 4,020,000 30
Total Argentina (Cost
$6,535
)
3,395
AZERBAIJAN 0.3%
Government Bonds 0.3%
Republic of Azerbaijan, 3.50%,
9/1/32 (USD)  1,300,000 1,112
Total Azerbaijan (Cost
$1,105
)
1,112
BAHAMAS 0.6%
Government Bonds 0.6%
Commonwealth of Bahamas, 6.00%,
11/21/28 (USD) (1) 2,710,000 2,070
Total Bahamas (Cost
$2,803
)
2,070
BAHRAIN 2.6%
Government Bonds 2.6%
Kingdom of Bahrain, 5.625%,
5/18/34 (USD) (1) 3,750,000 3,288
Kingdom of Bahrain, 6.75%,
9/20/29 (USD)  1,710,000 1,702
Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Bahrain, 7.00%,
10/12/28 (USD)  2,905,000 2,959
Kingdom of Bahrain, 7.50%,
9/20/47 (USD)  1,225,000 1,111
Total Bahrain (Cost
$9,685
)
9,060
BARBADOS 0.1%
Government Bonds 0.1%
Government of Barbados, 6.50%,
10/1/29 (USD) (1) 275,000 257
Total Barbados (Cost
$278
)
257
BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 5.00%,
7/15/32 (USD)  1,800,000 1,810
Total Bermuda (Cost
$1,786
)
1,810
BRAZIL 2.5%
Convertible Bonds 0.2%
MercadoLibre, 2.00%, 8/15/28
(USD)  264,000 795
795
Corporate Bonds 1.5%
Braskem Netherlands Finance,
7.25%, 2/13/33 (USD) (1) 885,000 851
Cosan Overseas, 8.25% (USD) (4) 430,000 428
Globo Comunicacao e
Participacoes, 4.875%, 1/22/30
(USD)  3,225,000 2,572
Globo Comunicacao e
Participacoes, 5.50%, 1/14/32
(USD) (1) 500,000 399
Sitios Latinoamerica, 5.375%,
4/4/32 (USD) (1) 1,200,000 1,074
5,324
Government Bonds 0.8%
Brazil Notas do Tesouro Nacional,
Series NTNF, 10.00%, 1/1/31  11,300,000 1,953
Republic of Brazil, 5.00%, 1/27/45
(USD)  823,000 649
2,602
Total Brazil (Cost
$9,305
)
8,721
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, 4.50%,
1/27/33 (EUR) (1) 1,365,000 1,455
Total Bulgaria (Cost
$1,434
)
1,455

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 3.3%
Corporate Bonds 2.9%
AES Andes, VR, 6.35%, 10/7/79
(USD) (1)(5) 725,000 676
AES Andes, VR, 7.125%, 3/26/79
(USD) (1)(5) 2,425,000 2,320
Agrosuper, 4.60%, 1/20/32
(USD) (1) 1,400,000 1,195
Banco Santander Chile, 3.177%,
10/26/31 (USD) (1) 1,500,000 1,258
Celulosa Arauco y Constitucion,
4.20%, 1/29/30 (USD) (1) 1,200,000 1,092
Celulosa Arauco y Constitucion,
5.15%, 1/29/50 (USD)  1,000,000 850
Corp. Nacional del Cobre de Chile,
5.125%, 2/2/33 (USD) (1) 500,000 505
Empresa de los Ferrocarriles del
Estado, 3.068%, 8/18/50 (USD)  1,520,000 953
Empresa de Transporte de
Pasajeros Metro, 3.693%, 9/13/61
(USD) (1) 800,000 555
Empresa de Transporte de
Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 945,000 831
10,235
Government Bonds 0.4%
Republic of Chile, 3.25%, 9/21/71
(USD)  1,200,000 781
Republic of Chile, 3.50%, 1/31/34
(USD)  310,000 277
Republic of Chile, 4.00%, 1/31/52
(USD)  350,000 285
1,343
Total Chile (Cost
$13,253
)
11,578
CHINA 1.3%
Corporate Bonds 0.3%
Health & Happiness H&H
International Holdings, 5.625%,
10/24/24 (USD)  1,000,000 886
886
Government Bonds 1.0%
People's Republic of China, Series
INBK, 3.27%, 11/19/30  7,600,000 1,147
People's Republic of China, Series
1916, 3.12%, 12/5/26  16,100,000 2,387
3,534
Total China (Cost
$4,730
)
4,420
COLOMBIA 4.7%
Corporate Bonds 1.4%
Banco Davivienda, VR, 6.65%
(USD) (1)(4)(5) 1,975,000 1,367
Par/Shares $ Value
(Cost and value in $000s)
Banco de Bogota, 6.25%, 5/12/26
(USD)  1,000,000 973
Bancolombia, VR, 4.625%,
12/18/29 (USD) (5) 1,345,000 1,131
Ecopetrol, 4.625%, 11/2/31 (USD)  1,460,000 1,125
Ecopetrol, 6.875%, 4/29/30 (USD)  200,000 184
Ecopetrol, 8.875%, 1/13/33 (USD)  390,000 395
5,175
Government Bonds 3.2%
Republic of Colombia, 3.00%,
1/30/30 (USD)  2,075,000 1,633
Republic of Colombia, 3.125%,
4/15/31 (USD)  2,100,000 1,607
Republic of Colombia, 4.125%,
5/15/51 (USD)  1,455,000 900
Republic of Colombia, 4.50%,
3/15/29 (USD)  200,000 177
Republic of Colombia, 5.00%,
6/15/45 (USD)  4,425,000 3,104
Republic of Colombia, 6.125%,
1/18/41 (USD)  2,320,000 1,905
Republic of Colombia, Series B,
7.00%, 3/26/31  11,917,200,000 1,970
11,296
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC,
Acquisition date: 6/1/22, Cost $265
(USD) (2)(6)(7) † 278
278
Total Colombia (Cost
$19,234
)
16,749
DOMINICAN REPUBLIC 4.7%
Government Bonds 4.7%
Dominican Republic, 4.50%,
1/30/30 (USD) (1) 2,245,000 1,961
Dominican Republic, 4.875%,
9/23/32 (USD) (1) 3,405,000 2,900
Dominican Republic, 4.875%,
9/23/32 (USD)  5,950,000 5,067
Dominican Republic, 5.875%,
1/30/60 (USD)  5,200,000 3,995
Dominican Republic, 6.85%,
1/27/45 (USD)  2,775,000 2,487
Dominican Republic, 7.05%, 2/3/31
(USD) (1) 160,000 163
Total Dominican Republic (Cost
$17,323
)
16,573
ECUADOR 1.3%
Government Bonds 1.3%
Republic of Ecuador, STEP, 2.50%,
7/31/35 (USD) (1) 7,952,685 2,684
Republic of Ecuador, STEP, 2.50%,
7/31/35 (USD)  1,075,000 363

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Ecuador, STEP, 5.50%,
7/31/30 (USD) (1) 3,264,550 1,534
Total Ecuador (Cost
$8,949
)
4,581
EGYPT 1.2%
Government Bonds 1.2%
Arab Republic of Egypt, 5.875%,
2/16/31 (USD)  575,000 350
Arab Republic of Egypt, 6.588%,
2/21/28 (USD)  1,225,000 859
Arab Republic of Egypt, 7.903%,
2/21/48 (USD) (1) 800,000 445
Arab Republic of Egypt, 8.50%,
1/31/47 (USD) (1) 3,050,000 1,779
Arab Republic of Egypt, 8.50%,
1/31/47 (USD)  1,390,000 811
Total Egypt (Cost
$6,955
)
4,244
EL SALVADOR 0.9%
Government Bonds 0.9%
Republic of El Salvador, 5.875%,
1/30/25 (USD)  3,015,000 2,352
Republic of El Salvador, 7.65%,
6/15/35 (USD)  1,945,000 924
Total El Salvador (Cost
$3,792
)
3,276
GHANA 0.5%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26
(USD)  700,000 601
601
Government Bonds 0.3%
Republic of Ghana, 8.625%, 4/7/34
(USD) (2)(8) 1,100,000 385
Republic of Ghana, 8.875%, 5/7/42
(USD) (2)(8) 230,000 79
Republic of Ghana, 10.75%,
10/14/30 (USD)  830,000 576
1,040
Total Ghana (Cost
$1,717
)
1,641
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%,
5/12/30 (USD)  143,414 120
Total Grenada (Cost
$132
)
120
GUATEMALA 1.1%
Government Bonds 1.1%
Republic of Guatemala, 4.875%,
2/13/28 (USD)  1,050,000 1,023
Republic of Guatemala, 4.90%,
6/1/30 (USD) (1) 1,000,000 958
Par/Shares $ Value
(Cost and value in $000s)
Republic of Guatemala, 5.25%,
8/10/29 (USD) (1) 230,000 225
Republic of Guatemala, 5.375%,
4/24/32 (USD)  1,900,000 1,850
Total Guatemala (Cost
$4,274
)
4,056
INDIA 3.4%
Corporate Bonds 1.4%
ABJA Investment, 5.45%, 1/24/28
(USD)  1,170,000 1,135
Adani International Container
Terminal, 3.00%, 2/16/31 (USD)  1,898,438 1,449
Greenko Power II, 4.30%, 12/13/28
(USD)  1,098,250 951
Reliance Industries, 2.875%,
1/12/32 (USD)  1,600,000 1,331
4,866
Government Bonds 2.0%
Export-Import Bank of India, 2.25%,
1/13/31 (USD) (1) 255,000 205
Export-Import Bank of India, 2.25%,
1/13/31 (USD)  3,300,000 2,649
Export-Import Bank of India, 3.25%,
1/15/30 (USD)  5,055,000 4,449
7,303
Total India (Cost
$13,533
)
12,169
INDONESIA 6.8%
Corporate Bonds 1.2%
Minejesa Capital, 5.625%, 8/10/37
(USD)  2,200,000 1,727
Pertamina Persero, 5.625%, 5/20/43
(USD)  920,000 872
Perusahaan Listrik Negara, 4.125%,
5/15/27 (USD)  1,000,000 958
Perusahaan Listrik Negara, 4.375%,
2/5/50 (USD) (1) 400,000 303
Perusahaan Listrik Negara, 6.15%,
5/21/48 (USD)  300,000 292
4,152
Government Bonds 5.6%
Perusahaan Penerbit, 2.80%,
6/23/30 (USD)  8,150,000 7,262
Perusahaan Penerbit, 4.15%,
3/29/27 (USD)  2,995,000 2,958
Perusahaan Penerbit, 4.40%, 3/1/28
(USD)  200,000 199
Perusahaan Penerbit, 4.45%,
2/20/29 (USD)  1,800,000 1,789
Perusahaan Penerbit, 4.55%,
3/29/26 (USD)  1,350,000 1,355
Republic of Indonesia, 4.55%,
1/11/28 (USD)  900,000 901
Republic of Indonesia, 4.625%,
4/15/43 (USD)  2,425,000 2,274

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Indonesia, 5.25%,
1/17/42 (USD)  1,500,000 1,470
Republic of Indonesia, Series FR64,
6.125%, 5/15/28  25,057,000,000 1,649
19,857
Total Indonesia (Cost
$27,123
)
24,009
ISRAEL 0.4%
Corporate Bonds 0.4%
ICL Group, 6.375%, 5/31/38
(USD) (1) 1,400,000 1,381
Total Israel (Cost
$1,512
)
1,381
IVORY COAST 2.6%
Government Bonds 2.6%
Republic of Ivory Coast, 4.875%,
1/30/32 (EUR)  1,155,000 958
Republic of Ivory Coast, 6.125%,
6/15/33 (USD)  7,175,000 6,231
Republic of Ivory Coast, 6.625%,
3/22/48 (EUR)  2,760,000 2,082
Total Ivory Coast (Cost
$9,834
)
9,271
JAMAICA 0.5%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%,
10/10/36 (USD) (1) 348,814 292
TransJamaican Highway, 5.75%,
10/10/36 (USD)  377,096 316
608
Government Bonds 0.3%
Government of Jamaica, 6.75%,
4/28/28 (USD)  1,100,000 1,159
1,159
Total Jamaica (Cost
$1,980
)
1,767
JORDAN 1.6%
Government Bonds 1.6%
Kingdom of Jordan, 5.85%, 7/7/30
(USD)  6,475,000 5,786
Total Jordan (Cost
$6,709
)
5,786
KAZAKHSTAN 0.6%
Corporate Bonds 0.6%
KazMunayGas National, 3.50%,
4/14/33 (USD)  1,200,000 903
KazMunayGas National, 5.75%,
4/19/47 (USD)  1,435,000 1,125
Total Kazakhstan (Cost
$2,565
)
2,028
Par/Shares $ Value
(Cost and value in $000s)
KENYA 0.6%
Government Bonds 0.6%
Republic of Kenya, 7.25%, 2/28/28
(USD)  2,444,000 2,010
Total Kenya (Cost
$2,162
)
2,010
KUWAIT 0.3%
Corporate Bonds 0.3%
MEGlobal Canada, 5.875%, 5/18/30
(USD) (1) 245,000 251
MEGlobal Canada, 5.875%, 5/18/30
(USD)  800,000 818
Total Kuwait (Cost
$1,147
)
1,069
MEXICO 8.0%
Corporate Bonds 3.1%
Axtel, 6.375%, 11/14/24 (USD) (1) 505,000 452
Banco Mercantil del Norte, VR,
7.625% (USD) (4)(5) 500,000 443
Banco Mercantil del Norte, VR,
8.375% (USD) (4)(5) 1,075,000 999
BBVA Bancomer, VR, 5.125%,
1/18/33 (USD) (5) 2,975,000 2,547
BBVA Bancomer, VR, 5.875%,
9/13/34 (USD) (5) 750,000 656
Cemex, 5.45%, 11/19/29 (USD)  700,000 660
Cometa Energia, 6.375%, 4/24/35
(USD) (1) 985,550 931
Infraestructura Energetica Nova,
4.75%, 1/15/51 (USD)  1,375,000 1,022
Mexico City Airport Trust, 5.50%,
7/31/47 (USD)  3,428,000 2,643
Petroleos Mexicanos, 6.84%,
1/23/30 (USD)  270,000 224
Petroleos Mexicanos, 10.00%,
2/7/33 (USD) (1) 250,000 240
10,817
Government Bonds 4.9%
Petroleos Mexicanos, 4.50%,
1/23/26 (USD)  3,400,000 3,119
Petroleos Mexicanos, 5.50%,
6/27/44 (USD)  1,860,000 1,097
Petroleos Mexicanos, 5.625%,
1/23/46 (USD)  3,460,000 2,059
Petroleos Mexicanos, 6.50%,
3/13/27 (USD)  2,875,000 2,615
Petroleos Mexicanos, 6.50%, 6/2/41
(USD)  470,000 314
Petroleos Mexicanos, 8.75%, 6/2/29
(USD)  4,305,000 4,008
Petroleos Mexicanos, Series 13-2,
7.19%, 9/12/24  2,700,000 139
United Mexican States, 6.35%,
2/9/35 (USD)  1,710,000 1,820

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
United Mexican States, Series M,
7.75%, 5/29/31  41,300,000 2,152
17,323
Total Mexico (Cost
$31,638
)
28,140
MONGOLIA 0.2%
Government Bonds 0.2%
State of Mongolia, 4.45%, 7/7/31
(USD)  926,000 691
Total Mongolia (Cost
$766
)
691
MOROCCO 2.5%
Government Bonds 2.5%
Kingdom of Morocco, 3.00%,
12/15/32 (USD) (1) 1,300,000 1,052
Kingdom of Morocco, 3.00%,
12/15/32 (USD)  2,670,000 2,159
Kingdom of Morocco, 4.00%,
12/15/50 (USD)  6,700,000 4,581
Kingdom of Morocco, 6.50%,
9/8/33 (USD) (1) 1,050,000 1,087
Total Morocco (Cost
$9,785
)
8,879
NIGERIA 0.6%
Government Bonds 0.6%
Republic of Nigeria, 7.875%,
2/16/32 (USD)  2,950,000 2,233
Total Nigeria (Cost
$2,106
)
2,233
OMAN 4.6%
Corporate Bonds 0.4%
OmGrid Funding, 5.196%, 5/16/27
(USD)  500,000 480
Oryx Funding, 5.80%, 2/3/31
(USD) (1) 200,000 192
Oryx Funding, 5.80%, 2/3/31 (USD)  700,000 674
1,346
Government Bonds 4.2%
Sultanate of Oman, 4.75%, 6/15/26
(USD)  900,000 881
Sultanate of Oman, 5.375%, 3/8/27
(USD)  6,255,000 6,200
Sultanate of Oman, 5.625%,
1/17/28 (USD)  1,400,000 1,402
Sultanate of Oman, 6.00%, 8/1/29
(USD)  1,100,000 1,109
Sultanate of Oman, 6.25%, 1/25/31
(USD) (1) 710,000 724
Sultanate of Oman, 6.50%, 3/8/47
(USD)  3,060,000 2,826
Sultanate of Oman, 6.75%, 10/28/27
(USD)  1,700,000 1,780
14,922
Total Oman (Cost
$16,487
)
16,268
Par/Shares $ Value
(Cost and value in $000s)
PAKISTAN 0.2%
Government Bonds 0.2%
Islamic Republic of Pakistan,
7.875%, 3/31/36 (USD)  1,936,000 680
Total Pakistan (Cost
$2,056
)
680
PANAMA 3.4%
Corporate Bonds 0.6%
Aeropuerto Internacional de
Tocumen, 4.00%, 8/11/41 (USD) (1) 520,000 416
Banco General, VR, 5.25% (USD) (1)
(4)(5) 905,000 791
Banco Nacional de Panama, 2.50%,
8/11/30 (USD) (1) 1,105,000 858
2,065
Government Bonds 2.8%
Republic of Panama, 2.252%,
9/29/32 (USD)  4,650,000 3,575
Republic of Panama, 4.50%,
1/19/63 (USD)  1,750,000 1,267
Republic of Panama, 6.40%,
2/14/35 (USD)  4,950,000 5,172
10,014
Total Panama (Cost
$13,020
)
12,079
PARAGUAY 1.4%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay,
5.875%, 4/15/27 (USD) (1) 1,005,000 925
925
Government Bonds 1.1%
Republic of Paraguay, 4.95%,
4/28/31 (USD) (1) 840,000 817
Republic of Paraguay, 5.40%,
3/30/50 (USD)  3,655,000 3,160
3,977
Total Paraguay (Cost
$5,756
)
4,902
PERU 1.3%
Corporate Bonds 0.2%
Lima Metro Line 2 Finance, 5.875%,
7/5/34 (USD)  302,930 292
Nexa Resources, 5.375%, 5/4/27
(USD)  575,000 543
835
Government Bonds 1.1%
Republic of Peru, 2.78%, 12/1/60
(USD)  3,010,000 1,802
Republic of Peru, 3.30%, 3/11/41
(USD)  1,400,000 1,053
Republic of Peru, 3.55%, 3/10/51
(USD)  590,000 434

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Peru, 6.15%, 8/12/32  2,220,000 540
3,829
Total Peru (Cost
$6,072
)
4,664
PHILIPPINES 1.9%
Corporate Bonds 1.0%
Globe Telecom, 3.00%, 7/23/35
(USD)  1,600,000 1,185
International Container Terminal
Services, 4.75%, 6/17/30 (USD)  1,160,000 1,087
Manila Water, 4.375%, 7/30/30
(USD)  1,600,000 1,412
3,684
Government Bonds 0.9%
Republic of Philippines, 2.65%,
12/10/45 (USD)  4,175,000 2,871
Republic of Philippines, 4.625%,
7/17/28 (USD)  200,000 202
3,073
Total Philippines (Cost
$8,458
)
6,757
POLAND 0.4%
Government Bonds 0.4%
Republic of Poland, 3.875%,
2/14/33 (EUR)  960,000 1,026
Republic of Poland, 5.50%, 4/4/53
(USD)  520,000 528
Total Poland (Cost
$1,534
)
1,554
QATAR 2.6%
Corporate Bonds 1.0%
Qatar Energy, 2.25%, 7/12/31
(USD) (1) 1,210,000 1,029
Qatar Energy, 2.25%, 7/12/31 (USD)  1,250,000 1,064
Qatar Energy, 3.125%, 7/12/41
(USD) (1) 1,760,000 1,378
3,471
Government Bonds 1.6%
State of Qatar, 4.40%, 4/16/50
(USD)  1,550,000 1,438
State of Qatar, 4.817%, 3/14/49
(USD)  4,200,000 4,127
5,565
Total Qatar (Cost
$11,846
)
9,036
ROMANIA 1.6%
Government Bonds 1.6%
Republic of Romania, 2.875%,
4/13/42 (EUR) (1) 610,000 389
Republic of Romania, 3.00%,
2/14/31 (USD)  710,000 586
Republic of Romania, 3.375%,
1/28/50 (EUR)  2,935,000 1,932
Par/Shares $ Value
(Cost and value in $000s)
Republic of Romania, 4.00%,
2/14/51 (USD) (1) 926,000 649
Republic of Romania, 4.00%,
2/14/51 (USD)  3,018,000 2,115
Total Romania (Cost
$7,819
)
5,671
SAUDI ARABIA 2.2%
Government Bonds 2.2%
Kingdom of Saudi Arabia, 3.25%,
10/26/26 (USD)  1,900,000 1,831
Kingdom of Saudi Arabia, 3.45%,
2/2/61 (USD) (1) 1,265,000 897
Kingdom of Saudi Arabia, 3.75%,
1/21/55 (USD)  500,000 386
Kingdom of Saudi Arabia, 4.50%,
4/22/60 (USD) (1) 585,000 512
Kingdom of Saudi Arabia, 5.00%,
4/17/49 (USD)  1,150,000 1,074
Saudi Arabian Oil, 3.50%, 4/16/29
(USD)  2,000,000 1,872
Saudi Arabian Oil, 4.25%, 4/16/39
(USD)  1,250,000 1,123
Total Saudi Arabia (Cost
$8,778
)
7,695
SENEGAL 2.1%
Government Bonds 2.1%
Republic of Senegal, 6.25%,
5/23/33 (USD)  9,325,000 7,440
Total Senegal (Cost
$8,366
)
7,440
SERBIA 1.4%
Government Bonds 1.4%
Republic of Serbia, 2.125%, 12/1/30
(USD)  5,450,000 4,150
Republic of Serbia, 6.25%, 5/26/28
(USD) (1) 680,000 688
Total Serbia (Cost
$5,523
)
4,838
SOUTH AFRICA 2.2%
Corporate Bonds 0.3%
Transnet, 8.25%, 2/6/28 (USD) (1) 1,035,000 1,033
1,033
Government Bonds 1.9%
Republic of South Africa, 5.65%,
9/27/47 (USD)  2,470,000 1,831
Republic of South Africa, 5.875%,
4/20/32 (USD)  1,600,000 1,458
Republic of South Africa, 6.25%,
3/8/41 (USD)  450,000 382
Republic of South Africa, 7.30%,
4/20/52 (USD)  1,680,000 1,464

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of South Africa, Series
2030, 8.00%, 1/31/30  33,800,000 1,730
6,865
Total South Africa (Cost
$8,486
)
7,898
SOUTH KOREA 0.3%
Corporate Bonds 0.1%
POSCO, 5.75%, 1/17/28 (USD) (1) 200,000 207
207
Government Bonds 0.2%
Export-Import Bank of Korea, 5.00%,
1/11/28 (USD)  350,000 358
Export-Import Bank of Korea,
5.125%, 1/11/33 (USD)  400,000 416
774
Total South Korea (Cost
$950
)
981
SRI LANKA 1.1%
Corporate Bonds 0.1%
SriLankan Airlines, 7.00%, 6/25/24
(USD) (2)(8) 845,000 469
469
Government Bonds 1.0%
Republic of Sri Lanka, 6.125%,
6/3/25 (USD) (2)(8) 2,505,000 936
Republic of Sri Lanka, 6.825%,
7/18/26 (USD) (2)(8) 200,000 74
Republic of Sri Lanka, 6.85%,
11/3/25 (USD) (2)(8) 6,295,000 2,330
3,340
Total Sri Lanka (Cost
$6,849
)
3,809
SUPRANATIONAL 0.3%
Government Bonds 0.3%
International Bank for
Reconstruction & Development,
Zero Coupon, 3/31/27 (USD)  1,175,000 1,071
Total Supranational (Cost
$1,018
)
1,071
SURINAME 0.7%
Government Bonds 0.7%
Republic of Suriname, 9.25%,
10/26/26 (USD) (2)(8) 2,859,000 2,081
Republic of Suriname, 12.875%,
12/30/23 (USD) (2)(8) 200,000 149
Republic of Suriname, 12.875%,
12/30/23 (USD) (1)(2)(8) 325,000 242
Total Suriname (Cost
$2,625
)
2,472
Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.3%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  400,000 325
325
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25
(USD) (1) 810,000 771
771
Total Tanzania (Cost
$1,226
)
1,096
THAILAND 1.3%
Corporate Bonds 1.3%
Bangkok Bank, VR, 3.466%,
9/23/36 (USD) (1)(5) 880,000 720
Bangkok Bank, VR, 3.733%,
9/25/34 (USD) (5) 1,500,000 1,275
Thaioil Treasury Center, 3.50%,
10/17/49 (USD) (1) 965,000 593
Thaioil Treasury Center, 3.50%,
10/17/49 (USD)  3,125,000 1,921
Total Thailand (Cost
$5,889
)
4,509
TURKEY 2.8%
Government Bonds 2.8%
Republic of Turkey, 4.25%, 4/14/26
(USD)  3,050,000 2,752
Republic of Turkey, 5.95%, 1/15/31
(USD)  1,200,000 1,019
Republic of Turkey, 6.00%, 1/14/41
(USD)  2,600,000 1,967
Republic of Turkey, 8.60%, 9/24/27
(USD)  1,150,000 1,164
Republic of Turkey, 9.375%, 3/14/29
(USD)  1,600,000 1,632
Republic of Turkey, 9.375%, 1/19/33
(USD)  950,000 969
Republic of Turkey, 9.875%, 1/15/28
(USD)  200,000 209
Total Turkey (Cost
$10,480
)
9,712
UKRAINE 0.0%
Government Bonds 0.0%
Government of Ukraine, FRN,
1.258%, 8/1/41 (USD) (1)(2) 485,000 131
Total Ukraine (Cost
$318
)
131
UNITED ARAB EMIRATES 1.9%
Corporate Bonds 1.8%
Abu Dhabi Ports, 2.50%, 5/6/31
(USD)  1,900,000 1,610
DP World Crescent, 3.875%,
7/18/29 (USD)  1,950,000 1,841

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Emirates NBD Bank, VR, 6.125%
(USD) (4)(5) 1,100,000 1,073
Ruwais Power, 6.00%, 8/31/36
(USD)  1,770,000 1,855
6,379
Government Bonds 0.1%
Emirate of Dubai, 3.90%, 9/9/50
(USD)  230,000 167
167
Total United Arab Emirates (Cost
$7,487
)
6,546
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery
Certificates, Cost $— (EUR) (2)(6)(7) 488,383 —
Total United Kingdom (Cost
$–
)
—
UNITED STATES 0.4%
Corporate Bonds 0.4%
Hyundai Capital America, 5.60%,
3/30/28 (1) 605,000 606
LCPR Senior Secured Financing,
5.125%, 7/15/29 (1) 1,045,000 874
Total United States (Cost
$1,675
)
1,480
URUGUAY 0.5%
Government Bonds 0.5%
Oriental Republic of Uruguay,
5.75%, 10/28/34 (USD)  1,580,000 1,732
Total Uruguay (Cost
$1,667
)
1,732
UZBEKISTAN 0.4%
Government Bonds 0.4%
Republic of Uzbekistan, 5.375%,
2/20/29 (USD)  1,640,000 1,505
Total Uzbekistan (Cost
$1,740
)
1,505
VENEZUELA 1.1%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%,
4/10/18 (USD) (2)(8) 800,000 12
12
Government Bonds 1.1%
Petroleos de Venezuela, 5.375%,
4/12/27 (USD) (2)(8) 3,600,000 162
Petroleos de Venezuela, 6.00%,
5/16/24 (USD) (2)(8) 10,960,000 513
Petroleos de Venezuela, 6.00%,
11/15/26 (USD) (2)(8) 2,950,000 129
Petroleos de Venezuela, 8.50%,
10/27/20 (USD) (2)(8) 2,355,500 636
Par/Shares $ Value
(Cost and value in $000s)
Petroleos de Venezuela, 9.00%,
11/17/21 (USD) (2)(8) 24,590,000 1,137
Petroleos de Venezuela, 9.75%,
5/17/35 (USD) (2)(8) 985,000 48
Petroleos de Venezuela, 12.75%,
2/17/22 (USD) (2)(8) 3,430,000 176
Republic of Venezuela, 6.00%,
12/9/20 (USD) (2)(8) 3,350,000 251
Republic of Venezuela, 7.75%,
10/13/19 (USD) (2)(8) 3,600,000 270
Republic of Venezuela, 9.25%,
9/15/27 (USD) (2)(8) 1,000,000 108
Republic of Venezuela, 11.75%,
10/21/26 (USD) (2)(8) 1,500,000 161
Republic of Venezuela, 11.95%,
8/5/31 (USD) (2)(8) 800,000 86
Republic of Venezuela, 12.75%,
8/23/22 (USD) (2)(8) 550,000 59
3,736
Total Venezuela (Cost
$25,116
)
3,748
VIETNAM 0.1%
Corporate Bonds 0.1%
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD) (1) 315,000 268
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD)  270,000 229
Total Vietnam (Cost
$589
)
497
ZAMBIA 0.6%
Government Bonds 0.6%
Republic of Zambia, 5.375%,
9/20/22 (USD) (2)(8) 5,029,000 2,140
Total Zambia (Cost
$3,073
)
2,140
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve
Fund, 4.82% (9)(10) 9,238,215 9,238
Total Short-Term Investments
(Cost $9,238) 9,238
Total Investments in
Securities 98.3%
(Cost $421,981) $ 347,189
Other Assets Less Liabilities 1.7% 6,174
Net Assets 100.0% $ 353,363

T. ROWE PRICE Institutional Emerging Markets Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $55,932 and represents
15.8% of net assets.
(2) Non-income producing
(3) GDP-linked note provides for contingent payments linked to the gross domestic product of the country presented; par reflects notional and will not be paid over the life or at maturity.
(4) Perpetual security with no stated maturity date.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $278 and represents 0.1% of net assets.
(7) Level 3 in fair value hierarchy.
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Seven-day yield
(10) Affiliated Companies
BRL Brazilian Real
CNH Offshore China Renminbi
COP Colombian Peso
EUR Euro
FRN Floating Rate Note
IDR Indonesian Rupiah
MXN Mexican Peso
PEN Peruvian New Sol
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Institutional Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/6/23 USD 364 IDR 5,491,232 $ (3)
Barclays Bank 4/14/23 USD 535 ZAR 9,094 25
Barclays Bank 5/19/23 EUR 458 USD 489 9
Barclays Bank 5/19/23 USD 284 EUR 267 (7)
BNP Paribas 4/5/23 PEN 1,315 USD 340 9
BNP Paribas 4/14/23 USD 386 MXN 7,201 (12)
BNP Paribas 4/14/23 USD 537 ZAR 9,554 1
BNP Paribas 5/19/23 USD 13,620 EUR 12,683 (174)
BNP Paribas 6/2/23 USD 546 BRL 2,860 (12)
BNP Paribas 6/9/23 USD 114 COP 546,732 (2)
Citibank 4/5/23 PEN 2,074 USD 552 (1)
Citibank 4/5/23 USD 891 PEN 3,389 (10)
Citibank 4/14/23 USD 323 MXN 6,294 (25)
Citibank 6/2/23 USD 349 BRL 1,853 (13)
Citibank 6/9/23 USD 279 COP 1,348,356 (6)
Citibank 7/7/23 USD 549 PEN 2,074 1
Goldman Sachs 6/2/23 USD 500 BRL 2,656 (18)
HSBC Bank 4/6/23 IDR 24,937,324 USD 1,647 17
HSBC Bank 4/14/23 USD 740 MXN 14,138 (42)
HSBC Bank 4/14/23 USD 352 ZAR 6,484 (12)
HSBC Bank 6/2/23 USD 500 BRL 2,656 (18)
HSBC Bank 7/7/23 USD 440 IDR 6,640,403 (4)
JPMorgan Chase 6/9/23 USD 58 COP 273,283 1
JPMorgan Chase 6/9/23 USD 179 COP 849,400 (1)
Morgan Stanley 4/14/23 MXN 13,353 USD 739 —
Morgan Stanley 4/14/23 USD 377 MXN 7,343 (29)
Morgan Stanley 4/14/23 USD 355 ZAR 6,139 11
Morgan Stanley 6/9/23 USD 712 COP 3,527,940 (35)
Morgan Stanley 7/14/23 USD 726 MXN 13,353 1
RBC Dominion Securities 4/14/23 USD 353 MXN 6,753 (21)
State Street 4/14/23 USD 3,816 CNH 25,756 64
UBS Investment Bank 4/6/23 USD 1,281 IDR 19,446,092 (16)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (322)

T. ROWE PRICE Institutional Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 243 U.S. Treasury Notes ten year contracts 6/23 (27,926) $ (762)
Long, 123 Ultra U.S. Treasury Bonds contracts 6/23 17,358 492
Net payments (receipts) of variation margin to date 355
Variation margin receivable (payable) on open futures contracts $ 85

T. ROWE PRICE Institutional Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ —# $ — $ 116+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government Reserve Fund, 4.82% $ 18,095  ¤  ¤ $ 9,238^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $116 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,238.

T. ROWE PRICE Institutional Emerging Markets Bond Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Emerging Markets Bond Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and

T. ROWE PRICE Institutional Emerging Markets Bond Fund

the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E163-054Q1 03/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 337,673 $ — $ 337,673
Common Stocks — — — —
Private Investment Company
2
— — — 278
Short-Term Investments 9,238 — — 9,238
Total Securities 9,238 337,673 — 347,189
Forward Currency Exchange Contracts — 139 — 139
Futures Contracts* 492 — — 492
Total $ 9,730 $ 337,812 $ — $ 347,820
Liabilities
Forward Currency Exchange Contracts $ — $ 461 $ — $ 461
Futures Contracts* 762 — — 762
Total $ 762 $ 461 $ — $ 1,223
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent)
practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.